Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
The following table disaggregates our revenues by major geographical region for the three and six months ended June 30, 2021 and 2020:

	Three months ended June 30, 2021			Six months ended June 30, 2021
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$216	$61	$277	$430	$115	$545
North America	81	63	144	155	120	275
Asia	81	24	105	164	47	211
Other	37	4	41	80	9	89
Total Revenues	$415	$152	$567	$829	$291	$1,120

	Three months ended June 30, 2020			Six months ended June 30, 2020
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
Europe	$166	$42	$208	$372	$92	$464
North America	74	55	129	150	112	262
Asia	71	18	89	148	38	186
Other	27	3	30	70	6	76
Total Revenues	$338	$118	$456	$740	$248	$988

The following table disaggregates our revenues by major product line for the three and six months ended June 30, 2021 and 2020:

	Three months ended June 30, 2021			Six months ended June 30, 2021
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$415	$—	$415	$829	$—	$829
Color Pigments	—	81	81	—	148	148
Functional Additives	—	35	35	—	71	71
Timber Treatment	—	32	32	—	63	63
Water Treatment [1]	—	4	4	—	9	9
Total Revenues	$415	$152	$567	$829	$291	$1,120

	Three months ended June 30, 2020			Six months ended June 30, 2020
	Titanium Dioxide	Performance Additives	Total	Titanium Dioxide	Performance Additives	Total
TiO2	$338	$—	$338	$740	$—	$740
Color Pigments	—	59	59	—	121	121
Functional Additives	—	23	23	—	56	56
Timber Treatment	—	32	32	—	61	61
Water Treatment [1]	—	4	4	—	10	10
Total Revenues	$338	$118	$456	$740	$248	$988